Subsequent Events (Details) - $ / shares	Mar. 10, 2022	Dec. 17, 2020
Subsequent Event [Line Items]
Class of warrant or right, Exercise price of warrants or rights		$ 11.50
Subsequent Event [Member] | Pre Funded Private Placement Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised during period	724,194
Class of warrant or right, Exercise price of warrants or rights	$ 0.00001